GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Goodwill [Abstract]
Schedule of reporting unit goodwill balances
The reporting unit goodwill balances were as follows as of March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Siding, Fencing and Stone	$320,984	$320,984
Windows and Doors	71,240	71,471
	$392,224	$392,455

The reporting unit goodwill balances were as follows as of December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Siding, Fencing and Stone	$320,984	$320,107
Windows and Doors	71,471	71,360
	$392,455	$391,467

Rollforward of goodwill
A rollforward of goodwill for 2012 and 2011 is included in the table below:

(amounts in thousands)	Windows and Doors	Siding, Fencing and Stone
Balance as of January 1, 2011
Goodwill	$401,099	$442,334
Accumulated impairment losses	(327,773)	(122,227)
	73,326	320,107
Currency translation adjustments	(244)	—
Purchase accounting adjustment	(307)	—
Tax benefit of excess tax goodwill	(1,415)	—
Balance as of December 31, 2011
Goodwill	399,133	442,334
Accumulated impairment losses	(327,773)	(122,227)
	$71,360	$320,107
Currency translation adjustments	241	—
Tax benefit of excess tax goodwill	(130)	—
Greendeck acquisition	—	877
Balance as of December 31, 2012
Goodwill	399,244	443,211
Accumulated impairment losses	(327,773)	(122,227)
	$71,471	$320,984